Interest Expense (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Nov. 20, 2012 Senior Notes [Member]
Debt Instrument [Line Items]
Interest incurred on debt	$ 5,449	$ 1,637	$ 10,172	$ 5,745	$ 985
Amortization of discount on Senior Subordinated Notes	2,801	2,617	10,742	10,039	806
Amortization of debt issuance costs	555	377	1,712	1,521	1,761
Supply Chain Financing mark-up	203	131	621	1,002	1,524
Total interest expense	$ 9,008	$ 4,762	$ 23,247	$ 18,307	$ 5,076
Effective interest rate, revolving credit facility	2.20%	2.21%	2.21%	2.05%
Stated interest rate	6.375%					6.375%
Senior subordinated notes implied rate	7.00%		7.00%